UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon LaBerge
Title:     Chief Operating Officer
Phone:     203-485-4557

Signature, Place, and Date of Signing:

/s/ Jon LaBerge                     Greenwich, CT             05/08/09
------------------                  -------------             --------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     148
                                            --------------

Form 13F Information Table Value Total:     302,858
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.               Form 13F File Number               Name

                  28-

[Repeat as necessary.]




                                            FORM 13F INFORMATION TABLE
--------------------------------- ------------- -------------- ------ ------- ----- ---- ---------- ---------- ----- ------- ------
                                     Title                             Shrs                                  Voting  Voting   Voting
                                      Of                               orPrn   Sh/  Put/ Investment  Other     Auth   Auth     Auth
            NameOfIssuer             Class         CUSIP       Value   Amt     Prn  CALL Discretion  Managers  Sole   Shared   None
--------------------------------- ------------- -------------- ------ ------- ----- ---- ---------- ---------- ------ -------  ----

3M CO                              COM              88579Y101   2871    57750  SH          Sole      None      57750      0      0
ABBOTT LABS                        COM              002824100   4007    84000  SH          Sole      None      84000      0      0
ADVANCE AUTO PARTS INC             COM              00751Y106   1939    47200  SH          Sole      None      47200      0      0
AETNA INC NEW                      COM              00817Y108    717    29500  SH          Sole      None      29500      0      0
AIR PRODS & CHEMS INC              COM              009158106    894    15900  SH          Sole      None      15900      0      0
AK STL HLDG CORP                   COM              001547108    188    26400  SH          Sole      None      26400      0      0
ALLSTATE CORP                      COM              020002101   2432   127000  SH          Sole      None     127000      0      0
ALTRIA GROUP INC                   COM              02209S103   1784   111350  SH          Sole      None     111350      0      0
ANADARKO PETE CORP                 COM              032511107   4968   127750  SH          Sole      None     127750      0      0
ANALOG DEVICES INC                 COM              032654105    613    31800  SH          Sole      None      31800      0      0
APACHE CORP                        COM              037411105   3109    48500  SH          Sole      None      48500      0      0
APPLE INC                          COM              037833100   1177    11200  SH          Sole      None      11200      0      0
APPLIED MATLS INC                  COM              038222105    420    39100  SH          Sole      None      39100      0      0
ARCHER DANIELS MIDLAND CO          COM              039483102    920    33100  SH          Sole      None      33100      0      0
AT&T INC                           COM              00206R102   5486   217700  SH          Sole      None     217700      0      0
AVALONBAY CMNTYS INC               COM              053484101   1219    25900  SH          Sole      None      25900      0      0
AVERY DENNISON CORP                COM              053611109    347    15550  SH          Sole      None      15550      0      0
AVNET INC                          COM              053807103    619    35400  SH          Sole      None      35400      0      0
BANK OF NEW YORK MELLON CORP       COM              064058100   2833   100300  SH          Sole      None     100300      0      0
BAXTER INTL INC                    COM              071813109   2459    48000  SH          Sole      None      48000      0      0
BE AEROSPACE INC                   COM              073302101    792    91400  SH          Sole      None      91400      0      0
BOSTON PROPERTIES INC              COM              101121101   1142    32600  SH          Sole      None      32600      0      0
BRISTOL MYERS SQUIBB CO            COM              110122108   1486    67800  SH          Sole      None      67800      0      0
BROWN FORMAN CORP                  CL B             115637209    488    12560  SH          Sole      None      12560      0      0
CACI INTL INC                      CL A             127190304    672    18400  SH          Sole      None      18400      0      0
CBS CORP NEW                       CL B             124857202    100    26000  SH          Sole      None      26000      0      0
CHEVRON CORP NEW                   COM              166764100   5833    86750  SH          Sole      None      86750      0      0
CISCO SYS INC                      COM              17275R102   5283   315050  SH          Sole      None     315050      0      0
CME GROUP INC                      COM              12572Q105   1577     6400  SH          Sole      None       6400      0      0
COACH INC                          COM              189754104    267    16000  SH          Sole      None      16000      0      0
COCA COLA CO                       COM              191216100   4948   112580  SH          Sole      None     112580      0      0
COLGATE PALMOLIVE CO               COM              194162103   3224    54670  SH          Sole      None      54670      0      0
COMCAST CORP NEW                   CL A             20030N101   1665   122100  SH          Sole      None     122100      0      0
COMERICA INC                       COM              200340107   2124   116000  SH          Sole      None     116000      0      0
COMPANHIA VALE DO RIO DOCE         SPONSORED ADR    204412209    145    10930  SH          Sole      None      10930      0      0
CONOCOPHILLIPS                     COM              20825C104   2013    51400  SH          Sole      None      51400      0      0
CORNING INC                        COM              219350105   1008    75950  SH          Sole      None      75950      0      0
CORRECTIONS CORP AMER NEW C        OM NEW           22025Y407    497    38800  SH          Sole      None      38800      0      0
COSTCO WHSL CORP NEW               COM              22160K105   2775    59900  SH          Sole      None      59900      0      0
COVIDIEN LTD                       COM              G2552X108   1698    51100  SH          Sole      None      51100      0      0
CVS CAREMARK CORPORATION           COM              126650100   2760   100400  SH          Sole      None     100400      0      0
DELL INC                           COM              24702R101    162    17100  SH          Sole      None      17100      0      0
DENTSPLY INTL INC NEW              COM              249030107    760    28300  SH          Sole      None      28300      0      0
DISH NETWORK CORP                  CL A             25470M109    180    16200  SH          Sole      None      16200      0      0
DOLLAR TREE INC                    COM              256746108    891    20000  SH          Sole      None      20000      0      0
E M C CORP MASS                    COM              268648102   2880   252600  SH          Sole      None     252600      0      0
ECOLAB INC                         COM              278865100    438    12600  SH          Sole      None      12600      0      0
ELECTRONIC ARTS INC                COM              285512109    455    25000  SH          Sole      None      25000      0      0
EMERSON ELEC CO                    COM              291011104   1856    64950  SH          Sole      None      64950      0      0
EOG RES INC                        COM              26875P101   2705    49400  SH          Sole      None      49400      0      0
EXXON MOBIL CORP                   COM              30231G102  15523   227950  SH          Sole      None     227950      0      0
FIDELITY NATIONAL FINANCIAL        CL A             31620R105   2400   123000  SH          Sole      None     123000      0      0
FIDELITY NATL INFORMATION SV       COM              31620M106   2366   130000  SH          Sole      None     130000      0      0
FIRST AMERN CORP CALIF             COM              318522307   -806   -30400  SH          Sole      None     -30400      0      0
FIRST HORIZON NATL CORP            COM              320517105   1837   171081  SH          Sole      None     171081      0      0
FREEPORT-MCMORAN COPPER & GO       COM              35671D857    459    12050  SH          Sole      None      12050      0      0
GENERAL ELECTRIC CO                COM              369604103   2931   289900  SH          Sole      None     289900      0      0
GENERAL MLS INC                    COM              370334104    888    17810  SH          Sole      None      17810      0      0
GEO GROUP INC                      COM              36159R103    576    43500  SH          Sole      None      43500      0      0
GOLDMAN SACHS GROUP INC            COM              38141G104   3170    29900  SH          Sole      None      29900      0      0
GOOGLE INC                         CL A             38259P508   6696    19239  SH          Sole      None      19239      0      0
GYMBOREE CORP                      COM              403777105    214    10000  SH          Sole      None      10000      0      0
HALLIBURTON CO                     COM              406216101   1353    87450  SH          Sole      None      87450      0      0
HEINZ H J CO                       COM              423074103    555    16780  SH          Sole      None      16780      0      0
HELLENIC TELECOM ORGANIZATN        SPONSORED ADR    423325307    162    21177  SH          Sole      None      21177      0      0
HESS CORP                          COM              42809H107   2958    54570  SH          Sole      None      54570      0      0
HEWLETT PACKARD CO                 COM              428236103   4737   147750  SH          Sole      None     147750      0      0
HOME DEPOT INC                     COM              437076102   1437    61000  SH          Sole      None      61000      0      0
HOSPIRA INC                        COM              441060100    645    20900  SH          Sole      None      20900      0      0
ILLINOIS TOOL WKS INC              COM              452308109   1086    35200  SH          Sole      None      35200      0      0
IMS HEALTH INC                     COM              449934108    292    23450  SH          Sole      None      23450      0      0
INTEL CORP                         COM              458140100   2444   162600  SH          Sole      None     162600      0      0
INTEL CORP                         SDCV 2.950%12/1  458140AD2   4942  6000000  PRN         Sole      None    6000000      0      0
INTERACTIVE BROKERS GROUP IN       COM              45841N107   1936   120000  SH          Sole      None     120000      0      0
INTERCONTINENTALEXCHANGE INC       COM              45865V100   2271    30500  SH          Sole      None      30500      0      0
JOHNSON & JOHNSON                  COM              478160104   5689   108150  SH          Sole      None     108150      0      0
KELLOGG CO                         COM              487836108   1510    41230  SH          Sole      None      41230      0      0
KLA-TENCOR CORP                    COM              482480100    399    19950  SH          Sole      None      19950      0      0
KOHLS CORP                         COM              500255104    728    17200  SH          Sole      None      17200      0      0
KRAFT FOODS INC                    CL A             50075N104   2455   110160  SH          Sole      None     110160      0      0
LABORATORY CORP AMER HLDGS C       OM NEW           50540R409   2077    35500  SH          Sole      None      35500      0      0
LAUDER ESTEE COS INC               CL A             518439104    571    23170  SH          Sole      None      23170      0      0
LILLY ELI & CO                     COM              532457108   1498    44850  SH          Sole      None      44850      0      0
LORILLARD INC                      COM              544147101    579     9370  SH          Sole      None       9370      0      0
LOWES COS INC                      COM              548661107    819    44900  SH          Sole      None      44900      0      0
MARSHALL & ILSLEY CORP NEW         COM              571837103    519    92100  SH          Sole      None      92100      0      0
MCDONALDS CORP                     COM              580135101   1217    22300  SH          Sole      None      22300      0      0
MCKESSON CORP                      COM              58155Q103    937    26750  SH          Sole      None      26750      0      0
METAVANTE TECHNOLOGIES INC         COM              591407101    998    50000  SH          Sole      None      50000      0      0
METLIFE INC                        COM              59156R108   1526    67000  SH          Sole      None      67000      0      0
MICROSOFT CORP                     COM              594918104  11047   601350  SH          Sole      None     601350      0      0
MOLEX INC                          COM              608554101   1130    82250  SH          Sole      None      82250      0      0
MONSANTO CO NEW                    COM              61166W101   1849    22250  SH          Sole      None      22250      0      0
MYLAN INC                          COM              628530107   1462   109000  SH          Sole      None     109000      0      0
NATIONAL BK GREECE S A             SPONSORED ADR    633643408    173    56181  SH          Sole      None      56181      0      0
NEW YORK CMNTY BANCORP INC         COM              649445103   1474   132000  SH          Sole      None     132000      0      0
NEXTEL COMMUNICATIONS INC          NOTE 5.250% 1/1  65332VAY9   9748 10000000  PRN         Sole      None   10000000      0      0
NIKE INC                           CL B             654106103    849    18100  SH          Sole      None      18100      0      0
NORTHROP GRUMMAN CORP              COM              666807102   1335    30600  SH          Sole      None      30600      0      0
NUCOR CORP                         COM              670346105    435    11400  SH          Sole      None      11400      0      0
NVIDIA CORP                        COM              67066G104   1509   153000  SH          Sole      None     153000      0      0
O REILLY AUTOMOTIVE INC            COM              686091109    718    20500  SH          Sole      None      20500      0      0
ORACLE CORP                        COM              68389X105   3723   206053  SH          Sole      None     206053      0      0
PATTERSON UTI ENERGY INC           COM              703481101    821    91600  SH          Sole      None      91600      0      0
PEABODY ENERGY CORP                COM              704549104    619    24700  SH          Sole      None      24700      0      0
PEPSICO INC                        COM              713448108   4584    89050  SH          Sole      None      89050      0      0
PFIZER INC                         COM              717081103   3216   236100  SH          Sole      None     236100      0      0
PHILIP MORRIS INTL INC             COM              718172109   4645   130540  SH          Sole      None     130540      0      0
PNC FINL SVCS GROUP INC            COM              693475105   1904    65000  SH          Sole      None      65000      0      0
POLO RALPH LAUREN CORP             CL A             731572103    659    15600  SH          Sole      None      15600      0      0
PRAXAIR INC                        COM              74005P104   1149    17080  SH          Sole      None      17080      0      0
PROCTER & GAMBLE CO                COM              742718109   7507   159420  SH          Sole      None     159420      0      0
RAYTHEON CO C                      OM NEW           755111507   1466    37650  SH          Sole      None      37650      0      0
RIO TINTO PLC                      SPONSORED ADR    767204100    185     1380  SH          Sole      None       1380      0      0
SCHERING PLOUGH CORP               COM              806605101   1203    51100  SH          Sole      None      51100      0      0
SEALED AIR CORP NEW                COM              81211K100    346    25050  SH          Sole      None      25050      0      0
SELECT SECTOR SPDR TR              SBI INT-FINL     81369Y605   1764   200200  SH          Sole      None     200200      0      0
SELECT SECTOR SPDR TR              SBI INT-UTILS    81369Y886  11546   451900  SH          Sole      None     451900      0      0
SIGMA ALDRICH CORP                 COM              826552101    380    10050  SH          Sole      None      10050      0      0
SPDR GOLD TRUST GOLD               SHS              78463V107   1233    13650  SH          Sole      None      13650      0      0
SPDR SERIES TRUST                  S&P BIOTECH      78464A870   7824   163000  SH          Sole      None     163000      0      0
SPDR TR                            UNIT SER 1       78462F103   5403    67950  SH          Sole      None      67950      0      0
SPIRIT AEROSYSTEMS HLDGS INC COM   CL A             848574109    616    61800  SH          Sole      None      61800      0      0
ST JUDE MED INC                    COM              790849103   1657    45600  SH          Sole      None      45600      0      0
STAPLES INC                        COM              855030102    362    20000  SH          Sole      None      20000      0      0
STATE STR CORP                     COM              857477103   1724    56000  SH          Sole      None      56000      0      0
STRYKER CORP                       COM              863667101    461    13550  SH          Sole      None      13550      0      0
TARGET CORP                        COM              87612E106   2270    66000  SH          Sole      None      66000      0      0
TELEPHONE & DATA SYS INC           COM              879433100   2033    76700  SH          Sole      None      76700      0      0
TEVA PHARMACEUTICAL INDS LTD       ADR              881624209   1567    34800  SH          Sole      None      34800      0      0
TIME WARNER CABLE INC              COM              88732J207    396    15972  SH          Sole      None      15972      0      0
TIME WARNER INC                    COM              887317105   1228    63633  SH          Sole      None      63633      0      0
UNION PAC CORP                     COM              907818108   1825    44400  SH          Sole      None      44400      0      0
UNITED STATIONERS INC              COM              913004107    421    15000  SH          Sole      None      15000      0      0
UNITEDHEALTH GROUP INC             COM              91324P102   1037    49550  SH          Sole      None      49550      0      0
VALERO ENERGY CORP NEW             COM              91913Y100    400    22350  SH          Sole      None      22350      0      0
VARIAN MED SYS INC                 COM              92220P105    575    18900  SH          Sole      None      18900      0      0
VERIZON COMMUNICATIONS INC         COM              92343V104   3108   102900  SH          Sole      None     102900      0      0
VIACOM INC NEW                     CL B             92553P201   1735    99800  SH          Sole      None      99800      0      0
WAL MART STORES INC                COM              931142103   4798    92100  SH          Sole      None      92100      0      0
WALGREEN CO                        COM              931422109   1298    50000  SH          Sole      None      50000      0      0
WATERS CORP                        COM              941848103    700    18950  SH          Sole      None      18950      0      0
WEATHERFORD INTERNATIONAL LT       REG              H27013103   2676   241800  SH          Sole      None     241800      0      0
WEYERHAEUSER CO                    COM              962166104    303    11000  SH          Sole      None      11000      0      0
WYETH                              COM              983024100   4360   101300  SH          Sole      None     101300      0      0
XTO ENERGY INC                     COM              98385X106   1744    56950  SH          Sole      None      56950      0      0
YUM BRANDS INC                     COM              988498101    374    13600  SH          Sole      None      13600      0      0
ZIMMER HLDGS INC                   COM              98956P102    861    23600  SH          Sole      None      23600      0      0
